As filed with the Securities and Exchange Commission on September 22, 2025
Commission File Nos. 333-226898
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 654	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 22, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the Flexible Premium Variable Deferred Annuity contract.

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 22, 2025
To The Prospectus Dated April 28, 2025 For

ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective September 22, 2025 your prospectus is revised to include language that describes the ability to, under certain circumstances, have advisory fees deducted directly from your Contract Value and automatically transferred to your third-party financial professional. Your prospectus is revised as follows:

➢    On the cover page, the third paragraph has been deleted and replaced with the following:

The Contracts are or may be available through third-party financial professionals who charge an advisory fee for their services. This advisory fee is in addition to contract fees and expenses disclosed in this prospectus. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fee via direct deduction under our rules, these deductions will reduce the basic death benefit.

➢    In the Table of Contents, the following changes have been made:

•in the "ACCESS TO YOUR MONEY" section, a row has been added for the new "Add-On Benefit Advisory Fee Withdrawal Program" subsection.

•a new appendix has been added, titled "APPENDIX H: ADVISORY FEE WITHDRAWAL EXAMPLES".

➢    In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", the following changes are made:

•In the "FEES AND EXPENSES" section of the table, in the "Transaction Charges" row, the following sentence has been added to the end of the description of transactions paragraph:

Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.

•In the "RESTRICTIONS" section of the table, in the "Optional Benefits" row, the following bullet point has been added:

Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.

➢    In the section titled "OVERVIEW OF THE CONTRACT", the answer to the question "How is my Contract impacted by the deduction of advisory fees?" has been deleted and replaced with the following:

The Contracts are available through third-party financial professionals who charge an advisory fee for their services. This advisory fee is in addition to contract fees and expenses disclosed in this prospectus. Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract

Value on a dollar-for dollar basis, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements.

If you make a withdrawal to pay advisory fees without setting up direct deductions under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), your withdrawal will be treated as a standard partial withdrawal under the Contract. This means, in addition to your Contract Value and basic death benefit being reduced, we will reduce the value of any elected add-on benefit(s), and any such withdrawal will be subject to any applicable taxes and tax penalties.

For more information on our administrative rules applicable to advisory fee deductions, please see “Advisory Fees” beginning on page 18 and “Add-On Advisory Fee Withdrawal Program” beginning on page 31.

➢    In the section titled "EXAMPLE", the paragraph immediately before the Example table has been deleted and replaced with the following:

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third-party financial professionals from Contract Value or other assets of the Owner. If such advisory fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

➢    In the section titled "PRINCIPAL RISKS", the paragraph titled "Deduction of Advisory Fees from Contract Value" has been deleted and replaced with the following:

Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium add-on death benefit, which is equal to the greater of Contract Value or Premiums paid into your Contract (net of any applicable premium taxes and charges), reduced for withdrawals. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. In addition, the election of certain add-on benefits disqualifies you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).

➢    In the section titled "BENEFITS AVAILABLE UNDER THE CONTRACTS", the following changes are made:

•In the "Basic Death Benefits (automatically included in the contract)" table, in the "Basic Death Benefit" row, the following new bullet point has been added to the "BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS" column:

◦Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit.

•In the "Add-On Death Benefits Available For a Fee" table, in the "Return of Premium Guaranteed Minimum Death Benefit" row, the following bullet point has been added to the "BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS" column:

◦Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

•In the "Add-On Living Benefits Available For a Fee" table, in the "Principal Guard GMAB" row, the following bullet point has been added to the "BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS" column:

◦The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.

➢    In the section titled "CONTRACT CHARGES", the entire subsection called "Advisory Fees" has been deleted and replaced with the following:

Advisory Fees. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable deductions under your Contracts; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus.

Our Administrative Rules. In order to have advisory fees directly deducted from your Contract Value, you must submit written authorization on a form acceptable to us, authorizing us to accept and execute instructions from your third-party financial professional to make withdrawals from your Contract to pay the advisory fees pursuant to a written agreement between you and your third-party financial professional. Advisory fee withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. Requests for withdrawal of advisory fees will be processed on the Business Day in which they are received by us in Good Order. Advisory fees may not exceed an amount equal to an annual rate of 1.5% of your Contract’s cash value, which is the amount you could receive upon total withdrawal after all fees and adjustments have been assessed. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination.

Add-On Benefit Advisory Fee Withdrawal Program. In addition to our administrative rules, if you have elected an eligible add-on benefit, you must also utilize the Add-On Benefit Advisory Fee Withdrawal Program. Under this program, advisory fee deductions are capped at a lower annual rate than under our standard administrative rules, and will not be permitted to exceed an annual amount equal to an annual rate of 1.25% of Contract Value. We discuss this program in detail later in this prospectus under “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 31.

If you take a withdrawal to pay advisory fees without setting up direct deduction of advisory fees from Contract Value under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), your withdrawal will be treated as a standard partial withdrawal under the Contract. This means, in addition to your Contract Value and basic death benefit being reduced, we will reduce the value of any elected add-on benefit(s), and any such withdrawal will be subject to any applicable taxes and tax penalties.

➢    In the section titled "ACCESS TO YOUR MONEY", the following changes are made:

•In the list of bullet points at the top of the section that describe how you can have access to the money in your Contract, the following new bullet point is added:

◦by utilizing the Add-On Benefit Advisory Fee Withdrawal Program,

•The sixth and seventh paragraphs of the section are deleted and replaced with the following:

The Contract is designed for Contract Owners who have hired an investment adviser to manage their Contract Value for a fee. You may authorize payment of the fee from the Contract by following our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable) for direct deduction of advisory fees from Contract Value. Conditions and limitations may apply, so please contact the Jackson of NY Customer Care Center for more information. Our contact information is on the cover page of this prospectus. The investment adviser you engage is acting solely on your behalf. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between you and your adviser, and would be in addition to the fees and expenses described in this prospectus. You are strongly encouraged to discuss the impact of deducting advisory fees directly from your Contract Value with your financial professional before making any elections.

If you elect to pay advisory fees via direct deductions under our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program, if applicable), we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contracts; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. These withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination. For more information on the deduction of advisory fees from your Contract Value, please see “Advisory Fees” beginning on page 18, and “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 31.

•In the sub-subsection titled "Withdrawals." under the subsection titled "Guaranteed Minimum Accumulation Benefit ("Principal Guard GMAB")", the following new paragraph has been added to the end of the sub-subsection:

The direct deduction of advisory fees from Contract Value pursuant to our administrative rules (including the terms of the Add-On Benefit Advisory Fee Withdrawal Program) are not considered withdrawals as described in your Principal Guard GMAB add-on benefit. The payment of advisory fees from Contract Value, even pursuant to our administrative rules, will always reduce Contract Value and the basic death benefit. For more information about the deduction of advisory fees from Contract Value, please see “Add-On Benefit Advisory Fee Withdrawal Program” beginning on page 31.

•A new subsection called "Add-On Benefit Advisory Fee Withdrawal Program" has been added:

Add-On Benefit Advisory Fee Withdrawal Program. If you have elected an eligible add-on benefit, and would like to arrange to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional under our administrative rules, you must also utilize this Add-On Benefit Advisory Fee Withdrawal Program. This program will permit the payment of advisory fees, under our administrative rules, up to an annual amount of 1.25% of Contract Value without negatively impacting your eligible add-on benefit(s). We will calculate the percentage of Contract Value as A divided by B for each withdrawal of advisory fees taken, where:

A = the amount withdrawn for the advisory fee; and

B = the Contract Value at the end of the Business Day prior to the initiation of an advisory fee withdrawal.

The Add-On Benefit Advisory Fee Withdrawal Program is available to Owners who have elected an eligible add-on benefit. Withdrawals made pursuant to the Add-On Benefit Advisory Fee Withdrawal Program for the purpose of paying an advisory fee to your financial professional will not be treated as withdrawals as described in any eligible add-on benefit attached to your Contract, subject to the following:

•advisory fee withdrawals must be authorized in writing by you on a form provided by us, authorizing us to accept and execute instructions from your third-party financial professional to make withdrawals from your Contract to pay advisory fees pursuant to a written agreement between you and your third-party financial professional;

•the sum of all advisory fee withdrawals during a Contract Year will not be allowed to exceed 1.25% of Contract Value;

•advisory fee withdrawals will always reduce Contract Value;

•advisory fee withdrawals will only be allowed if the withdrawal does not bring the Contract Value below the contract minimums;

•withdrawals other than for the purpose of paying advisory fees are not protected under the Add-On Benefit Advisory Fee Withdrawal Program, and remain subject to all of the contractual provisions applicable to withdrawals under your Contract and any add-on benefits you’ve elected.

The Add-On Benefit Advisory Fee Withdrawal Program will terminate at the earlier of:

•the date your Contract is terminated;

•the date we process your written notice to terminate the program;

•the date, after issue of the Contract, on which you elect an ineligible add-on benefit; and

•the date all eligible add-on benefits are terminated.

It is important to note that deductions to pay advisory fees (including under this Add-On Benefit Advisory Fee Withdrawal Program) will always reduce the basic death benefit and your Contract Value on a dollar-for dollar basis, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements.

For more information on which add-on benefits are eligible or ineligible for the Add-On Benefit Advisory Fee Withdrawal Program, please see “Benefits Available Under the Contracts” beginning on page 15, or contact your financial professional. For examples of how direct deduction of advisory fees under the Add-On Benefit Advisory Fee Withdrawal Program work in connection with your add-on benefits, please see Appendix D (GMDB Prospectus Examples).

➢    In the section titled "DEATH BENEFIT", the following changes are made:

•In the subsection titled "Basic Death Benefit", the following sentence has been added to the end of the first paragraph:

All withdrawals, including the direct deduction of advisory fees from Contract Value, will reduce the basic death benefit.

•In the subsection titled "Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB")", the following paragraph has been added after the first paragraph:

Election of this Return of Premium GMDB disqualifies you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value.

➢    A new appendix titled "APPENDIX H: ADVISORY FEE WITHDRAWAL EXAMPLES" has been added:

APPENDIX H: ADVISORY FEE WITHDRAWAL EXAMPLES

Example 1: This example demonstrates the impact of advisory fee withdrawals on your Contract’s Basic Death benefit.

•Assume your initial Premium is $100,000 and your maximum permissible annual advisory fee withdrawal percentage is 1.50%.
◦After 6 months, your Contract Value is 99,000, so your Death Benefit is $99,000.
◦You request an advisory fee withdrawal of $1,000.
◦The advisory fee withdrawal percentage is 1.01010% ($1,000 / $99,000 = 1.01010%).
◦The total annual advisory fee withdrawal percentage to date is 1.01010% since this is the first advisory fee withdrawal in the Contract Year.
◦The total annual advisory fee withdrawal percentage is less than the maximum permissible annual advisory fee withdrawal percentage, so the advisory fee withdrawal is allowed.
◦Your Contract Value after the advisory fee withdrawal is $98,000 ($99,000 - $1,000 = $98,000).
◦Your Death Benefit after the advisory fee withdrawal is $98,000, which is the Contract Value.
•At month 9, three quarters of the way through your first Contract Year, your Contract Value is $95,000 and your Death Benefit is $95,000, which is the current Contract Value.
◦You request an advisory fee withdrawal of $200.
◦The advisory fee withdrawal percentage is 0.21053% ($200 / $95,000 = 0.21053%).
◦The total annual advisory fee withdrawal percentage to date is 1.22063% (1.01010% + 0.21053% = 1.22063%) since this is the second advisory fee withdrawal in the Contract Year.

◦The total annual advisory fee withdrawal percentage to date is less than the maximum permissible annual advisory fee withdrawal percentage, so the advisory fee withdrawal is allowed.
◦Your Contract Value after the advisory fee withdrawal is $94,800 ($95,000 - $200 = $94,800).
◦Your Death Benefit after the advisory fee withdrawal is $94,800, which is the Contract Value.
•You do not perform any more transactions until month 18, which is halfway through your second Contract Year. At this time, your Contract Value is $101,000 and your Death Benefit is $101,000, which is the current Contract Value.
◦You request an advisory fee withdrawal of $1,250.
◦The advisory fee withdrawal percentage is 1.23762% ($1,250 / $101,000 = 1.23762%).
◦The total annual advisory fee withdrawal percentage to date is 1.23762% since this is the first advisory fee withdrawal in the second Contract Year. The total annual advisory fee withdrawal percentage to date resets to zero at the beginning of each Contract Year.
◦The total annual advisory fee withdrawal percentage is less than the maximum permissible annual advisory fee withdrawal percentage, so the advisory fee withdrawal is allowed.
◦Your Contract Value after the advisory fee withdrawal is $99,750 ($101,000 - $1,250 = $99,750).
◦Your Death Benefit after the advisory fee withdrawal is $99,750, which is the Contract Value.
•You do not perform any more transactions until month 21, which is three quarters of the way through your second Contract Year. At this time your Contract Value is $99,000 and your Death Benefit is $99,000, which is the current Contract Value:
◦You request an advisory fee withdrawal of $990.
◦The advisory fee withdrawal percentage would be 1.00% ($990 / $99,000 = 1.00%).
◦The total annual advisory fee withdrawal percentage to date would be 2.23762% (1.23762% + 1.00% = 2.23762%) since this would be the second advisory fee withdrawal in the second Contract Year.
◦Since the total annual advisory fee withdrawal percentage to date would be greater than the maximum permissible annual advisory fee withdrawal percentage, this advisory fee withdrawal would not be allowed and not be processed.
◦You would still have the option of processing a regular withdrawal for $990, which would be subject to all applicable state and federal taxes, including possibly a 10% federal tax penalty, and would reduce the Contract Value and your Death Benefit accordingly.
▪Your Contract Value after the withdrawal would be $98,010 ($99,000 - $990 = $98,010).
▪Your Death Benefit after the withdrawal would be $98,010, which is the Contract Value.
______________________________
(To be used with JMV21086NY 04/25)

VPS00120 09/25

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

(c)(3)	Specimen of Fee-Based Product Addendum to Selling Agreement, incorporated herein by reference to Pre-Effective Amendment No. 1, filed on November 30, 2016 (File Nos. 333-212424 and 811-08664).

(c)(4)
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

(d)	Contracts.

(d)(1)	Specimen of Elite Access Advisory II Variable Annuity Contract (VA785NY), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226898 and 811-08401).

(d)(2)	Specimen of Retirement Plan Endorsement (7275NY), incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

(d)(3)
Specimen of Charitable Remainder Trust Endorsement (7487NY), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

(d)(4)
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 177298 and 811-08401).

(d)(5)
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

(d)(6)
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

(d)(7)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

(d)(8)	Form of Unisex Contract Endorsement (7758NY), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226898 and 811-08401).

(d)(9)
Specimen of Elite Access Advisory II Variable Annuity Contract (VA785NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-226898 and 811-08401).

(d)(10)
Form of Return of Premium Guaranteed Minimum Death Benefit (7783NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on April 25, 2023 (File Nos. 333-226898 and 811-08401).

(d)(11)
Form of Guaranteed Minimum Accumulation Benefit (7816ANY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on December 5, 2024 (File Nos. 333-226898 and 811-08401).

(d)(12)	Form of Advisory Fee From Contract Endorsement (7788NY), attached hereto.

(e)	Applications.

(e)(1)	Form of Variable Annuity Application (NV785 12/18), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226898 and 811-08401).

(e)(2)	Form of Variable Annuity Application (NV785 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 21, 2020 (File Nos. 333-2266898 and 811-08401).

(e)(3)
Form of the Elite Access Advisory II Individual Variable Annuity Application (NV785 04/21), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on April 20, 2021 (File Nos. 333-2266898 and 811-08401).

(e)(4)
Form of the Elite Access Advisory II Individual Variable Annuity Application (NV785 04/22), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 19, 2022 (File Nos. 333-226898 and 811-08401).

(e)(5)
Form of the Elite Access Advisory II Individual Variable Annuity Application (NV785 10/24), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on October 15, 2024 (File Nos. 333-226898 and 811-08401).

(e)(6)
Form of the Elite Access Advisory II Individual Variable Annuity Application (NV550 12/24), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on December 5, 2024 (File Nos. 333-226898 and 811-08401).

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(f)(3)
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

(g)	Reinsurance Contracts.

(g)(1)
Amendment No. 2 to the Reinsurance Agreement Effective December 31, 2024 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company (“Reinsurer"), with effective date December 31, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 8 filed on April 22, 2025 (File Nos. 333-235566 and 811-08401).

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xii)
First Amendment to Fund of Funds Investment Agreement (American Funds), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiii)
Fund of Funds Investment Agreement (T. Rowe Price Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiv)
Fund of Funds Investment Agreement (VanEck ETF Trust Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xv)
First Amendment to Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(i)(2)
Administrative Services Agreement between Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, dated November 3, 1997, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on April 23, 2024 (File Nos. 333-235566 and 811-08401).

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, attached hereto.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 1 Corporate Way Lansing, MI 48951	Director

Nancy F. Heller 1 Corporate Way Lansing, MI 48951	Director

Robert K. Butler 300 Innovation Drive Franklin, TN 37067	Director

Byron P. Thompson 1 Corporate Way Lansing, MI 48951	Director

David S. Berkowitz 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer

Christopher A. Raub 1 Corporate Way Lansing, MI 48951	President

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Financial Officer

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Risk Officer, and Director

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Innovation and Technology Officer

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Senior Vice President and Controller

Scott J. Golde 300 Innovation Drive Franklin, TN 37067	Senior Vice President, General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Chief Information Security Officer and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President, Operations

Aileen E. Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President, Enterprise Marketing and Communications

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Senior Vice President, Litigation, Employment, Investigations, and Legal Operations

Dean R. Scott 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Development and Treasury

Lin L. Sun 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Chief Actuary

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Senior Vice President, Planning and Asset Liability Management

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Head of Internal Audit

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lauren B. Dunn 300 Innovation Drive Franklin, TN 37067	Vice President, Corporate Legal

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Margaret C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer and Anti-Money Laundering Compliance Officer

Deidre J. Kosier 1Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Efthimios Lekas 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Stefan C. Ott 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

Danielle E. Robinson 1 Corporate Way Lansing, MI 48951	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Srikant Vatturi Venkata Satya 1 Corporate Way Lansing, MI 48951	Vice President, Asset Liability Management

Brooke L. Thorne 1 Corporate Way Lansing, MI 48951	Vice President

John A. Vandercruyssen 1 Corporate Way Lansing, MI 58951	Vice President, Assistant Controller

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 15, filed on July 18, 2025 (File Nos. 811-08664 and 333-235565).

Item 30. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

(a)    Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Manager

Garett J. Childs 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Manager

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Chair and Manager

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Product Development and Strategy Execution Officer

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Desk and Distribution Intelligence

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kimberly Plyer 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Head of IPA, Platform Distribution and Planning

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Backens 300 Innovation Drive Franklin, TN 37067	Vice President

Mercedes Biretto 1 Corporate Way Lansing, MI 48951	Vice President

Chris Bogren 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Cobianchi 300 Innovation Drive Franklin, TN 37067	Vice President

Chardae Hawley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Bob McAllister 300 Innovation Drive Franklin, TN 37067	Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President, Divisional and HPW Sales Manager

Matt Ohme 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Darweshi Whitfield 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

    Jackson National Life Insurance Company
    1 Corporate Way

    Lansing, Michigan 48951

    Jackson National Life Insurance Company
    Institutional Marketing Group Service Center
    1 Corporate Way
    Lansing, Michigan 48951

    Jackson National Life Insurance Company
    7601 Technology Way
    Denver, Colorado 80237

    Jackson National Life Insurance Company
    225 West Wacker Drive, Suite 1200
    Chicago, IL 60606

Item 33. Management Services

    Not Applicable.

Item 34. Fee Representations

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 22nd day of September, 2025.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 22, 2025
Laura L. Prieskorn, Chief Executive Officer

*	September 22, 2025
Christopher A. Raub, President and Director

*	September 22, 2025
Don W. Cummings, Executive Vice President and Chief Financial Officer

*	September 22, 2025
Craig A. Anderson, Senior Vice President and Controller

*	September 22, 2025
Savvas P. Binioris, Executive Vice President, Chief Risk Officer, and Director

*	September 22, 2025
Nancy F. Heller, Chair and Director

*	September 22, 2025
Robert K. Butler, Director

*	September 22, 2025
Byron P. Thompson, Director

*	September 22, 2025
Patrick G. Boyle, Director

*	September 22, 2025
David S. Berkowitz, Director

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (“Jackson of NY”), a New York corporation, hereby appoint Laura L. Prieskorn, Christopher A. Raub, Don W. Cummings, Carrie L. Chelko, Susan S. Rhee, and Scott J. Golde, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, 333-235568, and 333-252332), JNLNY Separate Account II (File No. 333-86933), JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), and Jackson National Life Insurance Company of New York (File Nos. 333-285257, 333-285258, 333-284838, and 333-284839), as well as any future separate account(s) and/or future file number(s) that Jackson of NY establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 15th day of August, 2025.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer

/s/ CHRISTOPHER A. RAUB
Christopher A. Raub, President

/s/ DON W. CUMMINGS
Don W. Cummings, Executive Vice President and Chief Financial Officer

/s/ CRAIG A. ANDERSON
Craig A. Anderson, Senior Vice President and Controller

/s/ SAVVAS P. BINIORIS
Savvas P. Binioris, Executive Vice President, Chief Risk Officer, and Director

/s/ NANCY F. HELLER
Nancy F. Heller, Chair and Director

/s/ ROBERT K. BUTLER
Robert K. Butler, Director

/s/ BYRON P. THOMPSON
Byron P. Thompson, Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ DAVID S. BERKOWITZ
David S. Berkowitz, Director

EXHIBIT LIST

Exhibit No.	Description
(d)(12)	Form of Advisory Fee From Contract (7788NY).
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.
(o)(1)	Form of Initial Summary Prospectus